Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Company’s capital	R$ 2,290,876	R$ 2,246,367
Common Shares
Disclosure of classes of share capital [line items]
Shares issued	928,965,058	928,965,058
Preference Shares
Disclosure of classes of share capital [line items]
Shares issued	333,680,010	331,644,724